Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Longleaf Partners Fund | Longleaf Partners Fund
Prospectus [Line Items]
Annual Return [Percent]	2.93%	8.80%	24.49%	(23.25%)	23.58%	10.53%	14.81%	(17.98%)	15.51%	20.72%
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	7.56%	9.69%	20.15%	(19.27%)	11.18%	4.14%	19.65%	(6.52%)	8.99%	20.48%
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Prospectus [Line Items]
Annual Return [Percent]	16.72%	10.50%	22.48%	(24.15%)	8.20%	3.57%	20.38%	(16.16%)	26.33%	20.43%